CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Cash Provided by (Used in) Operating Activities [Abstract]
NET LOSS	$ (198,968)	$ (247,448)	$ (339,170)	$ (239,929)	$ (84,767)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization - net of accretion	31,114	18,543	27,372	12,781	7,441
Amortization of right of use assets	22,008	7,792	11,940
Stock-based compensation	9,162	9,400	12,606	8,422	3,761
Warrant fair value adjustment	1,901	(6,644)	(6,243)	18,022	32
Inventory valuation adjustment	7,517	23,900	31,885	20,523	4,231
Loss on disposal of property and equipment					517
Changes in fair value of derivative instruments	22,568	918	1,102	2,996	(134)
Payment-in-kind interest	3,910	800	2,052
Net fair value adjustments and gain (loss) on sale of mortgage loans held for sale	(2,131)	(157)	(447)
Origination of mortgage loans held for sale	(88,098)	(7,749)	(23,194)
Proceeds from sale and principal collection of mortgage loans held for sale	78,360	5,837	21,525
Increase (Decrease) in Operating Capital [Abstract]
Escrow receivable	11,241	(9,712)	(3,110)	4,474	3,964
Real estate inventories	1,146,798	(99,533)	16,951	(1,015,207)	(152,390)
Other assets	793	(6,705)	(7,518)	(11,723)	(3,016)
Accounts payable and other accrued liabilities	3,355	5,470	(4,331)	16,375	760
Interest payable	(2,530)	89	475	3,629	1,048
Lease liabilities	(9,646)	(7,580)	(13,945)
Net cash used in operating activities	1,037,354	(312,779)	(272,050)	(1,179,637)	(218,553)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchase of property and equipment	(12,068)	(21,761)	(27,972)	(20,022)	(2,869)
Purchase of derivative instruments				(16)	(615)
Purchase of marketable securities	(174,530)	(57,026)	(79,319)	(22,910)	(57,063)
Proceeds from sales, maturities, redemptions and paydowns of marketable securities	135,778	31,998	45,025	40,373	30,605
Acquisitions, net of cash acquired	0	(32,812)	(32,812)	(4,857)
Net cash used in investing activities	(50,820)	(79,601)	(95,078)	(7,432)	(29,942)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Series preferred stock	0	282,875
Issuance cost of Series preferred stock	0	(236)
Proceeds from issuance of convertible notes	0	160,000	178,200	20,000
Proceeds from exercise of stock options	1,078	2,389	3,358	6,888	2,129
Capital distributions of non-controlling interest			(3,276)		67
Proceeds from credit facilities and other secured borrowings	998,078	2,770,179	3,664,217	1,994,088	490,281
Principal payments on credit facilities and other secured borrowings	(2,023,885)	(2,557,244)	(3,495,411)	(1,176,541)	(329,824)
Payment of loan origination fees and debt issuance costs	(3,068)	(12,198)	(15,137)	(8,911)	(6,407)
Repurchase of common stock at fair value	0	(3,410)	(3,410)	(37,777)
Net cash provided by financing activities	(1,027,797)	642,355	646,179	1,496,494	161,177
Net Change in Cash	(41,263)	249,975	279,051	309,425	(87,318)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Beginning Balance	684,822	405,771	405,771	96,346	183,664
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	643,559	655,746	684,822	405,771	96,346
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION - Cash paid during the period for interest	47,977	71,122	85,910	44,574	14,955
DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Vesting of early exercised stock options			1,060	2,388	254
Conversion of convertible notes to Series E-1 preferred stock				23,816
Noncash financing, issuance of common stock for acquisition			6,650	(6,152)
Issuance of issuer stock rights in extinguishment of convertible notes.	$ 212,940	$ 0
Series A convertible preferred stock
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repurchase of Series preferred stock				(5,543)
Series B convertible preferred stock
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repurchase of Series preferred stock				(2,329)
Series D convertible preferred stock
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Series preferred stock			35,000		4,955
Issuance cost of Series preferred stock					$ (24)
Repurchase of Series preferred stock				(147)
Series E convertible preferred stock
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Series preferred stock				708,200
Issuance cost of Series preferred stock				$ (1,434)
Series E-2 convertible preferred stock
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Series preferred stock			282,875
Issuance cost of Series preferred stock			$ (237)